Subsequent Events	12 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
Subsequent Events

14.	Subsequent Events

On September 25, 2024, the Company closed a best efforts public offering (the “September 2024 Offering”) of 1,360,800 shares of its common stock, par value $0.0001 per share, pre-funded warrants (the “September Pre-funded Warrants”) to purchase 600,000 shares of Common Stock, and warrants to purchase up to 1,960,800 shares of Common Stock (the “September Common Warrants”) at a combined public offering price of $1.53 per Share, or September Pre-funded Warrant, and the associated September Common Warrant. The September Common Warrants have an exercise price of $1.53 per share and are immediately exercisable upon issuance and will expire on the fifth anniversary date of the original issuance date. The gross proceeds to the Company from the September 2024 Offering were approximately $3.0 million, before deducting placement agent fees and offering expenses of approximately $560,000. Additionally, upon closing the Company issued the placement agent warrants (“September Placement Agent’s Warrants”) to purchase 98,040 shares of Common Stock exercisable at a per share price of $1.91, which was equal to 125% of the public offering price per share. The September Placement Agent’s Warrants are exercisable during a five-year period commencing 180 days from September 25, 2024.